Revenue Recognition - Schedule Of Market Place Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	$ 110,516	$ 21,993	$ 389,668	$ 23,281	$ 403,645
Owned Properties
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	83,666	18,196	308,226	24,188	329,262
Private Label
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	26,850	3,797	81,442	(907)	74,383
Concerts
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	58,673	7,014	171,149	15,775	187,753
Sports
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	38,915	14,138	175,471	3,484	169,577
Theater
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	12,615	783	41,745	3,759	44,754
Other
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	$ 313	$ 58	$ 1,303	$ 263	$ 1,561